Lease Liabilities - Summary of Estimates of Undiscounted Flows (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	$ 7,007,711	$ 5,842,015
Non current finance lease obligations	44,857,807	47,565,674
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	5,036,773	4,515,822
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	7,067,087	4,565,526
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,026,666	7,061,634
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	1,903,134	1,783,940
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	$ 28,824,147	$ 29,638,752
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.49%
Chile [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Finance Leases [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	$ 8,035,850	$ 7,121,593
Non current finance lease obligations	57,709,063	60,791,882
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	3,315,346	1,762,246
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	4,720,504	5,359,347
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	7,236,277	6,982,602
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	8,938,172	6,581,108
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	3,597,671	8,682,207
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	3,342,761	3,143,338
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	$ 34,594,182	35,402,627
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.25%
Current finance lease liabilities	$ 3,350,135	3,661,490
Non current finance lease obligations	$ 10,790,497	15,178,552
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.82%
Current finance lease liabilities	$ 427,451	321,343
Non current finance lease obligations	$ 4,548,563	4,368,379
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.74%
Current finance lease liabilities	$ 4,234,108	3,114,467
Non current finance lease obligations	$ 42,312,484	41,178,843
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.89%
Current finance lease liabilities	$ 24,156	24,293
Non current finance lease obligations	57,519	66,108
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	805,609	859,011
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	427,451	80,971
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	2,058,130	821,084
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	24,156	1,180
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	2,544,526	2,802,479
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities		240,372
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	2,175,978	2,293,383
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities		23,113
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	3,343,654	3,570,048
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	582,405	499,678
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	3,289,984	2,895,029
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	20,234	17,847
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	5,400,991	3,554,711
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	563,152	485,713
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,954,856	2,523,717
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	19,173	16,967
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	227,622	5,731,772
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	543,900	471,749
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,808,037	2,462,599
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	18,112	16,087
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	219,295	258,317
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	524,648	457,785
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,598,818	2,412,029
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations		15,207
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	1,598,935	2,063,704
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,334,458	2,453,454
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	$ 30,660,789	$ 30,885,469